Provision (Benefit) for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes from Continuing Operations
The following table includes the provision (benefit) for income taxes from continuing operations.

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Provision (benefit):
Current:
Federal	$(4)	$8	$(28)
State	7	1	(5)
	3	9	(33)
Deferred:
Federal	12	134	(496)
State	9	5	(38)
	21	139	(534)
Total provision (benefit)	$24	$148	$(567)

Reconciliations from Provision (Benefit) for Income Taxes from Continuing Operations at Federal Statutory Rate
The following table provides reconciliations from the provision (benefit) for income taxes from continuing operations at the federal statutory rate to the realized provision (benefit) for income taxes.

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Provision (benefit) at statutory rate	$7	$141	$(550)
Increases (decreases) in taxes resulting from:
State income taxes (net of federal benefit)	4	4	(25)
State income tax legislation change (net of federal benefit)	—	9	—
Effective state income tax rate change (net of federal benefit)	7	(9)	(3)
Other	6	3	11
Provision (benefit) for income taxes	$24	$148	$(567)

Significant Components of Deferred Tax Liabilities and Deferred Tax Assets
The following table includes significant components of deferred tax liabilities and deferred tax assets.

	December 31,
	2015	2014
	(Millions)
Deferred tax liabilities:
Properties and equipment	$988	$738
Derivatives, net	155	170
Other, net	1	17
Total deferred tax liabilities	1,144	925
Deferred tax assets:
Accrued liabilities and other	248	124
Alternative minimum tax credits	114	60
Loss carryovers	441	51
Other, net	—	32
Total deferred tax assets	803	267
Less: valuation allowance	124	114
Total net deferred tax assets	679	153
Net deferred tax liabilities	$465	$772